                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ] Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TBP Investments Management, LLC
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28- 12876

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell
Title: Manager
Phone: (214) 265-4165

Signature, Place, and Date of Signing:


/s/ Robert L. Stillwell                    Dallas, TX         August 14, 2009
-------------------------------------   ---------------   ----------------------
             (Signature)                 (City, State)            (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1   28-10378   BP Capital Management, L.P.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          8
Form 13F Information Table Value Total:     32,793
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

        COLUMN 1          COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
------------------------ --------- --------- -------- ----------------- ---------- -------- -------------------
                                                                                             VOTING AUTHORITY
                          TITLE OF             VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
      NAME OF ISSUER       CLASS     CUSIP    (X1000)  PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
------------------------ --------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
CHESAPEAKE ENERGY CORP       COM   165167107   2,677   135,000  SH  N/A    SOLE       --    135,000    0     0
DENBURY RES INC            COM NEW 247916208   3,167   215,000  SH  N/A    SOLE       --    215,000    0     0
DEVON ENERGY CORP NEW        COM   25179M103   1,657    30,400  SH  N/A    SOLE       --     30,400    0     0
OCCIDENTAL PETE CORP DEL     COM   674599105   3,949    60,000  SH  N/A    SOLE       --     60,000    0     0
SCHLUMBERGER LTD             COM   806857108   5,411   100,000  SH  N/A    SOLE       --    100,000    0     0
SUNCOR ENERGY INC            COM   867229106   9,709   320,000  SH  N/A    SOLE       --    320,000    0     0
TRANSOCEAN LTD             REG SHS H8817H100   2,600    35,000  SH  N/A    SOLE       --     35,000    0     0
XTO ENERGY INC               COM   98385X106   3,623    95,000  SH  N/A    SOLE       --     95,000    0     0